Financial Instruments and Management of Financial Risks (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Jun. 16, 2017 USD ($)	Jan. 16, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Investments	₪ 330
Borrowings amount | $			$ 250	$ 250
[custom:LeaseMaturityPeriod]	2025 - 2036
Fair value assets of investments	₪ 2,895	₪ 3,517
Market risk [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis description	the sensitivity to an increase or decrease of 1.5% in the relevant exchange rate. This metric represents the estimate of management regarding reasonably possible changes to the exchange rate. The sensitivity analysis includes current balances of monetary items denominated in foreign currency, and adjusts the translation thereof at the end of the period to a change of 1.5% in foreign currency rates.
Investees [Member]
IfrsStatementLineItems [Line Items]
Fair value assets of investments	₪ 2,895
Customer Credit [Member]
IfrsStatementLineItems [Line Items]
Credit maturity period	90 days
Borrowings amount	₪ 36,000
Borrowings, interest rate	3.00%